THE SARATOGA ADVANTAGE TRUST

December 6, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:  The Saratoga Advantage Trust

 Registration Statement File No. 033-79708

 CIK No. 0000924628

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on December 1, 2016.

Very truly yours,

/s/ Bruce E. Ventimiglia
President, Chief Executive Officer
and Chairman of the Board